Fair value of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of fair values of financial assets and liabilities

				12/31/2024
	Level 1	Level 2	Level 3	Total
Financial Assets Measured At Fair Value Through Profit Or Loss	90,905,041	132,973,627	7,123,218	231,001,886
Debt instruments	88,260,075	15,624,289	3,700,691	107,585,055
Equity instruments	2,644,966	296,834	27,023	2,968,823
Derivatives	-	39,468,524	707,294	40,175,818
Loans and advances to customers	-	2,223,593	2,688,210	4,911,803
Reserves at the Central Bank of Brazil	-	75,360,387	-	75,360,387
Financial Assets Measured At Fair Value Through Other Comprehensive Income	88,640,516	-	3,438,024	92,078,540
Debt instruments	88,620,903	-	3,438,004	92,058,907
Equity instruments	19,613	-	20	19,633
Hedging derivatives (assets)	-	30,481	-	30,481
Financial Liabilities Measured At Fair Value Through Profit Or Loss	-	82,213,242	509,368	82,722,610
Derivatives	-	38,771,080	509,368	39,280,448
Short positions	-	39,396,666	-	39,396,666
Bonds and securities obligations	-	4,045,496	-	4,045,496
Hedging derivatives (liabilities)	-	129,826	-	129,826

				12/31/2023
	Level 1	Level 2	Level 3	Total
Financial Assets Measured At Fair Value Through Profit Or Loss	76,857,391	125,495,820	6,568,685	208,921,896
Debt instruments	74,213,933	6,115,373	3,961,886	84,291,192
Equity instruments	2,643,458	743,991	34,705	3,422,154
Derivatives	-	27,450,135	1,819,517	29,269,652
Loans and advances to customers	-	2,288,135	752,577	3,040,712
Reserves at the Central Bank of Brazil	-	88,898,186	-	88,898,186
Financial Assets Measured At Fair Value Through Other Comprehensive Income	54,822,917	1,618,535	2,610,638	59,052,090
Debt instruments	54,818,332	1,618,535	2,599,270	59,036,137
Equity instruments	4,585	-	11,368	15,953
Hedging derivatives (assets)	-	25,069	-	25,069
Financial Liabilities Measured At Fair Value Through Profit Or Loss	-	48,667,180	914,261	49,581,441
Derivatives	-	22,849,596	914,261	23,763,857
Short positions	-	19,831,991	-	19,831,991
Bonds and securities obligations	-	5,985,593	-	5,985,593
Hedging derivatives (liabilities)	-	1,176,571	-	1,176,571

Schedule of fair value hierarchy

	Fair Value	Gains/ losses (Realized/Not Realized)	Transfers to Level 3	Additions / Low	Fair value
	12/31/2023				12/31/2024
Financial Assets Measured At Fair Value Through Profit Or Loss	6,568,685	(67,560)	(4,276,225)	4,898,318	7,123,218
Financial Assets Measured At Fair Value Through Other Comprehensive Income	2,610,638	(167,705)	(98,568)	1,093,659	3,438,024
Financial Liabilities Measured At Fair Value In Profit Or Loss Held For Trading	914,261	(214,958)	(189,987)	52	509,368

	Fair Value	Gains/ losses (Realized/Not Realized)	Transfers to Level 3	Additions / Low	Fair value
	12/31/2022				12/31/2023
Financial Assets Measured At Fair Value Through Profit Or Loss	3,652,114	(50,682)	1,093,895	1,873,358	6,568,685
Financial Assets Measured At Fair Value Through Other Comprehensive Income	1,503,441	30,764	1,090,459	(14,026)	2,610,638
Financial Liabilities Measured At Fair Value In Profit Or Loss Held For Trading	233,762	(109,800)	384,082	406,217	914,261

Schedule of financial assets measured at other than fair value and their respective fair values

					12/31/2024
Assets	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Open market investments	37,084,254	37,084,254	37,084,254	-	-
Financial Assets Measured At Amortized Cost:
Loans and amounts due from credit institutions	30,177,627	30,177,627	-	6,757,021	23,420,606
Loans and advances to customers	561,178,111	554,791,402	-	-	554,791,402
Debt instruments	84,529,222	84,380,507	34,616,776	-	49,763,731
Reserves at the Central Bank of Brazil	92,439,824	92,439,824	-	92,439,824	-
Total	805,409,038	798,873,614	71,701,030	99,196,845	627,975,739

					12/31/2023
Assets	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Open market investments	23,122,550	23,122,550	23,122,550	-	-
Financial Assets Measured At Amortized Cost
Loans and amounts due from credit institutions	25,716,845	25,716,845	-	2,980,557	22,736,288
Loans and advances to customers	514,936,423	514,905,503	-	-	514,905,503
Debt instruments	101,087,321	102,199,262	35,646,863	4,033,706	62,518,693
Reserves at the Central Bank of Brazil	81,969,532	81,969,532	-	81,969,532	-
Total	746,832,671	747,913,692	58,769,413	88,983,795	600,160,484

Schedule of financial liabilities measured at other than fair value and their respective fair values

					12/31/2024
Liabilities	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Financial Liabilities at Measured Amortized Cost:
Deposits of credit institutions	158,565,482	158,565,482	-	35,608,595	122,956,887
Customer deposits	605,068,163	605,831,373	-	81,663,106	524,168,267
Marketable debt securities	135,632,632	137,664,088	-	-	137,664,088
Debt instruments Eligible Capital	23,137,784	23,137,784	-	-	23,137,784
Other financial liabilities	79,177,179	79,177,179	-	-	79,177,179
Other financial liabilities	1,001,581,240	1,004,375,906	-	117,271,701	887,104,205

					12/31/2023
Liabilities	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Financial Liabilities at Measured Amortized Cost:
Deposits of credit institutions	118,511,957	118,511,957	-	21,632,841	96,879,116
Customer deposits	583,220,576	582,530,160	-	97,165,180	485,364,980
Marketable debt securities	124,397,422	124,265,003	-	-	124,265,003
Debt instruments Eligible Capital	19,626,967	19,626,967	-	-	19,626,967
Other financial liabilities	64,793,584	64,793,584	-	-	64,793,584
Other financial liabilities	910,550,506	909,727,671	-	118,798,021	790,929,650